UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSNX Global Multi-Sector Bond
Fund –
.
PRSAX Global Multi-Sector Bond
Fund–
.
Advisor  Class
PGMSX Global Multi-Sector Bond
Fund–
.
I Class

T. ROWE PRICE Global Multi-Sector Bond Fund
HIGHLIGHTS
The fund underperformed the Bloomberg Global Aggregate Bond USD Hedged
Index and its Lipper peer group average for the 12 months ended May 31, 2023.
The fund’s duration allocations detracted from relative performance mostly due to an overweight posture in U.S. duration earlier in the period.
With most global central banks committed to hiking interest rates to battle stubbornly high inflation, we meaningfully reduced the fund’s overall duration exposure mostly through a decrease in U.S. duration.
Despite the possible tightening impact of the banking crisis in the first quarter as well as recent growth data suggesting that fears of a global recession may have diminished or been pushed out later in the future, we are concerned that core inflation may remain stubbornly persistent while global growth begins to slow as the market catches up to the sharply tighter financial conditions.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Multi-Sector Bond Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Global Multi-Sector Bond Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Multi-Sector Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and some capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Multi-Sector Bond Fund returned -4.75% for the 12 months ended May 31, 2023, underperforming the Bloomberg Global Aggregate Bond
USD Hedged Index and its Lipper peer group average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Global fixed income markets,
when hedged to the U.S.
dollar, generated modestly
negative performance for
the 12-month period ended
May 31, 2023, even as the
asset class enjoyed a welcome
rebound over the past
six months.
Despite performing well
and taking advantage
of the recovery in fixed
income since our last report
in November 2022, the
fund’s overweight duration
exposure in the U.S., which
we held until we moved to
a shorter-than-benchmark
duration position in early
2023, weighed significantly
on relative performance as
the Federal Reserve sharply tightened monetary policy in its effort to curb high inflation. (Duration measures the sensitivity of a bond or a bond portfolio to interest rate changes.) In the second half of 2022, we favored exposure to duration relative to credit with increased uncertainty on the outlook on global growth. At the time, a potential energy crisis in Europe, stemming from the war
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Global Multi-Sector Bond
Fund –
.
1.84% -4.75%
Global Multi-Sector Bond
Fund–
.
Advisor  Class 1.70 -5.01
Global Multi-Sector Bond
Fund–
.
I  Class 1.93 -4.58
Bloomberg Global
Aggregate Bond USD
Hedged Index 1.81 -0.95
Bloomberg Multiverse USD
Hedged Index 1.85 -0.87
Bloomberg Global
Aggregate
ex Treasury Bond USD
Hedged Index 2.12 -0.92
Linked Performance
Benchmark 1.81 -0.95
Lipper Global Income
Funds Average 1.74 -2.51

T. ROWE PRICE Global Multi-Sector Bond Fund

in Ukraine, and COVID-related shutdowns in China fueled recession concerns.
However, as the immediate concerns surrounding a global recession receded somewhat—after a mild winter in Europe, an earlier-than-expected reopening of China, and resilient U.S. labor market data—we moved to an underweight
U.S. duration position, which was helpful in the second half of the reporting period. Through the fund’s broad opportunity set, the fund had beneficial overweight duration exposures in select countries, such as Brazil, South Korea, and Colombia.
Sector allocations and security selection also detracted overall. Exposures to various credit sectors were a headwind for the fund as credit spreads were volatile over the period. (Credit spreads measure the additional yield that investors demand for holding a bond with credit risk over a similar-maturity, high-quality government security.) Still, we were able to take advantage of periods of widening spreads to add exposure where we believed valuations were dislocated from fundamentals. Security selection in the global sovereign sector was a notable contributor over the past 12 months. Sovereign debt exposure to select eastern European countries, such as Serbia, Albania, and Romania, performed well.
Currency management was negative. A long position in the Japanese yen, which we typically hold in the fund as a hedge against a drop in risk appetite, detracted significantly as the yen depreciated notably. The Bank of Japan maintained its ultra-accommodative monetary policy, which was a headwind for the currency. Positioning in the Polish zloty also detracted for the period.
On the positive side, holding underweight positions in certain currencies earlier in the period and switching to overweight postures was advantageous for the portfolio as the U.S. dollar began to weaken once the Federal Reserve began signaling that it was nearing the end of its rate-hiking cycle.
The fund held material exposure to derivatives, which had a negative overall effect on total returns. The fund’s material exposure to interest rate derivatives, which we used to manage duration exposures more efficiently in the fund, weighed on absolute performance. Other derivatives exposure included currency forwards, which aided total performance, but the fund’s credit derivatives dampened absolute returns. We primarily use derivatives for hedging risk or gaining exposure to certain sectors or currencies. In volatile markets, we believe that derivatives can offer a more efficient way, relative to the cash bond market, to express our investment views.

T. ROWE PRICE Global Multi-Sector Bond Fund

How is the fund positioned?
With most global central
banks committed to hiking
interest rates to battle
stubbornly high inflation,
we meaningfully reduced
the fund’s overall duration
exposure mostly through
a decrease in U.S. duration
throughout the second half
of the reporting period.
Employment data in the U.S.
were surprisingly strong,
and the Federal Reserve may
need to continue its hawkish
policies for longer than the
market currently anticipates.
We believed severe inversions
of many sovereign yield
curves also merited a
shorter-duration stance.
As we lowered the fund’s
duration posture, we took
the opportunity to add
exposure to credit sectors
more recently. Credit spreads
widened in March with the
rising concerns about the
global banking industry, and
we elected to add credit risk
at relatively attractive levels.
While we trimmed exposure
to agency mortgage-backed
securities (MBS) in January,
we added back to the sector
in recent months. While agency MBS could face headwinds in the near term due to Federal Deposit Insurance Corporation sales and general concerns about the health of the banking system, valuations appeared attractive based on spread levels. Additionally, agency MBS could benefit from decreased interest rate volatility should the Federal Reserve begin slowing the pace and magnitude of its rate hikes.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Global Multi-Sector Bond Fund

T. ROWE PRICE Global Multi-Sector Bond Fund

The most notable change in currencies was that the fund moved to an underweight position in the U.S. dollar in March and remained underweight at period-end. We believed the dollar could be losing support with the Federal
Reserve getting closer to pausing rate increases. The dollar may also see weaker demand as investors look for other opportunities in the currency space if risk sentiment remains resilient. After the end of the reporting period, the
Federal Open Market Committee held rates steady at its June meeting though it projected the possibility of another hike this year. We were active in other developed market currencies and removed short positions in the Australian dollar, Canadian dollar, and British pound. In emerging markets currencies, the fund ended the period with long positions in select countries that we believe offer attractive opportunities for income, such as the Czech koruna, Hungarian forint, Mexican peso, and Brazilian real.
What is portfolio management’s outlook?
The market remains hopeful that central banks will pause rate hikes in the short term, with the lagged effects of monetary policy and recent stresses in the banking system possibly delivering the tightened financial conditions that they have been pursuing. Despite the possible tightening impact of the banking crisis in the first quarter as well as recent growth data suggesting that fears of a global recession may have diminished or been pushed out later in the future, we are concerned that core inflation may remain persistent while global growth begins to slow as the market catches up to the sharply tighter financial conditions. Shortly after the end of the reporting period, the Fed paused hiking rates at its June meeting, but we continue to monitor economic data, and the Fed may have to continue tightening policy if inflation remains stubbornly high.
Entering 2023, we maintained higher liquidity to position ourselves to take advantage of any possible bounce backs, and the events in the U.S. and
European banking systems late in the first quarter provided opportunities to take advantage of cheaper valuations and increase credit risk. Our overall conviction in credit remains intact despite deteriorating fundamentals as a recession does not seem imminent and supply/demand technicals remain favorable.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Multi-Sector Bond Fund

Risks of Bond Investing
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the
U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg Global Aggregate Bond USD Hedged Index,
Bloomberg Multiverse USD Hedged Index, and Bloomberg Global Aggregate
ex Treasury Bond USD Hedged Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Global Multi-Sector Bond Fund

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written
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("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL MULTI-SECTOR BOND FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
*The linked performance benchmark reflects the performance of the Bloomberg Global
Aggregate ex Treasury Bond USD Hedged Index to 1/31/17; the performance of the
Bloomberg Multiverse USD Hedged Index from 2/1/17 through 9/30/18; and the performance of the Bloomberg Global Aggregate Bond USD Hedged Index from 10/1/18 forward.

T. ROWE PRICE Global Multi-Sector Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Multi-Sector Bond
Fund –
.
-4.75% 1.17% 2.16% – –
Global Multi-Sector Bond
Fund–
.
Advisor  Class -5.01 0.85 1.90 – –
Global Multi-Sector Bond
Fund–
.
I  Class -4.58 1.33 – 2.29% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Global Multi-Sector Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Multi-Sector Bond Fund 0.65%
Global Multi-Sector Bond Fund–Advisor Class 1.00
Global Multi-Sector Bond Fund–I Class 0.52
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Multi-Sector Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL MULTI-SECTOR BOND FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,018.40 $3.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.69   3.28
Advisor Class
Actual   1,000.00   1,017.00   4.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.29   4.68
I Class
Actual   1,000.00   1,019.30   2.47
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.49   2.47
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.65%,
the
2
Advisor Class was 0.93%, and the
3
I Class was 0.49%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Multi-Sector Bond Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Multi-Sector Bond
Fund –
.
-9.00% 0.90% 2.12% – –
Global Multi-Sector Bond
Fund–
.
Advisor  Class -9.24  0.61  1.86  – –
Global Multi-Sector Bond
Fund–
.
I  Class -8.85  1.06  – 2.29% 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 10 .45 $ 11 .87 $ 11 .13 $ 11 .32 $ 11 .17
Investment activities
Net investment income
(1)(2)
0 .34 0 .33 0 .35 0 .38 0 .42
Net realized and unrealized gain/
loss ( 0 .84 ) ( 1 .30 ) 0 .81 ( 0 .04 ) 0 .30
Total from investment activities ( 0 .50 ) ( 0 .97 ) 1 .16 0 .34 0 .72
Distributions
Net investment income ( 0 .36 ) ( 0 .34 ) ( 0 .36 ) ( 0 .35 ) ( 0 .43 )
Net realized gain ( 0 .07 ) ( 0 .11 ) ( 0 .06 ) ( 0 .16 ) ( 0 .14 )
Tax return of capital — — — ( 0 .02 ) —
Total distributions ( 0 .43 ) ( 0 .45 ) ( 0 .42 ) ( 0 .53 ) ( 0 .57 )
NET ASSET VALUE
End of period $ 9 .52 $ 10 .45 $ 11 .87 $ 11 .13 $ 11 .32

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .75 ) % ( 8 .40 ) % 10 .51% 3 .01% 6 .70%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .71% 0 .65% 0 .65% 0 .67% 0 .69%
Net expenses after waivers/
payments by Price Associates 0 .65% 0 .65% 0 .65% 0 .66% 0 .63%
Net investment income 3 .49% 2 .90% 2 .98% 3 .37% 3 .81%
Portfolio turnover rate 257 .6% 211 .0% 90 .7% 144 .3% 123 .8%
Net assets, end of period (in
thousands) $664,681 $965,689 $1,336,300 $905,983 $881,368
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 10 .46 $ 11 .88 $ 11 .15 $ 11 .33 $ 11 .19
Investment activities
Net investment income
(1)(2)
0 .32 0 .30 0 .32 0 .35 0 .39
Net realized and unrealized gain/
loss ( 0 .85 ) ( 1 .30 ) 0 .79 ( 0 .03 ) 0 .29
Total from investment activities ( 0 .53 ) ( 1 .00 ) 1 .11 0 .32 0 .68
Distributions
Net investment income ( 0 .33 ) ( 0 .31 ) ( 0 .32 ) ( 0 .32 ) ( 0 .40 )
Net realized gain ( 0 .07 ) ( 0 .11 ) ( 0 .06 ) ( 0 .16 ) ( 0 .14 )
Tax return of capital — — — ( 0 .02 ) —
Total distributions ( 0 .40 ) ( 0 .42 ) ( 0 .38 ) ( 0 .50 ) ( 0 .54 )
NET ASSET VALUE
End of period $ 9 .53 $ 10 .46 $ 11 .88 $ 11 .15 $ 11 .33

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 5 .01 ) % ( 8 .66 ) % 10 .07% 2 .80% 6 .28%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .37% 1 .00% 0 .98% 1 .06% 1 .05%
Net expenses after waivers/
payments by Price Associates 0 .93% 0 .94% 0 .95% 0 .95% 0 .93%
Net investment income 3 .25% 2 .61% 2 .69% 3 .08% 3 .49%
Portfolio turnover rate 257 .6% 211 .0% 90 .7% 144 .3% 123 .8%
Net assets, end of period (in
thousands) $14,667 $14,758 $20,081 $16,388 $18,091
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 10 .46 $ 11 .87 $ 11 .14 $ 11 .32 $ 11 .18
Investment activities
Net investment income
(1)(2)
0 .36 0 .35 0 .37 0 .40 0 .44
Net realized and unrealized gain/
loss ( 0 .84 ) ( 1 .29 ) 0 .80 ( 0 .03 ) 0 .29
Total from investment activities ( 0 .48 ) ( 0 .94 ) 1 .17 0 .37 0 .73
Distributions
Net investment income ( 0 .38 ) ( 0 .36 ) ( 0 .38 ) ( 0 .36 ) ( 0 .45 )
Net realized gain ( 0 .07 ) ( 0 .11 ) ( 0 .06 ) ( 0 .16 ) ( 0 .14 )
Tax return of capital — — — ( 0 .03 ) —
Total distributions ( 0 .45 ) ( 0 .47 ) ( 0 .44 ) ( 0 .55 ) ( 0 .59 )
NET ASSET VALUE
End of period $ 9 .53 $ 10 .46 $ 11 .87 $ 11 .14 $ 11 .32

T. ROWE PRICE Global Multi-Sector Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .58 ) % ( 8 .17 ) % 10 .58% 3 .27% 6 .76%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .55% 0 .52% 0 .53% 0 .54% 0 .56%
Net expenses after waivers/
payments by Price Associates 0 .49% 0 .49% 0 .49% 0 .50% 0 .48%
Net investment income 3 .72% 3 .09% 3 .10% 3 .53% 3 .96%
Portfolio turnover rate 257 .6% 211 .0% 90 .7% 144 .3% 123 .8%
Net assets, end of period (in
thousands) $566,416 $633,128 $281,219 $196,574 $153,785
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 7.0%
Car Loan 0.5%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,220
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26  (1) 5,000 4,433
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 267
5,920
Other Asset-Backed Securities 6.0%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.836%, 4/15/35  (1) 2,805 2,686
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.386%, 1/21/35  (1) 1,000 983
Apidos XXXVII
Series 2021-37A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 6.403%, 10/22/34  (1) 3,180 3,095
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 6.80%, 1/20/32  (1) 5,885 5,659
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 6.76%, 4/15/29  (1) 6,995 6,851
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 6.54%, 2/12/30  (1) 1,845 1,830
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 6.41%, 7/15/36  (1) 3,150 3,075
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 6.31%, 7/15/33  (1) 3,123 3,076
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD)  (1) 3,940 2,646
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 3,496 3,339
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 1,857 1,654

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 6.499%, 5/20/34  (1) 850 831
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%, 7/17/34  (1) 3,195 3,104
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37  (1) 3,455 3,117
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48  (1) 2,163 2,058
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50  (1) 1,202 1,029
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 46 45
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 7.274%, 5/6/30  (1) 7,190 6,769
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 6.413%, 1/23/35  (1) 3,170 3,085
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 6.391%, 1/21/35  (1) 3,180 3,082
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.276%, 10/15/32  (1) 3,135 3,075
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 6.24%, 4/20/32  (1) 3,205 3,149
MVW
Series 2020-1A, Class C
4.21%, 10/20/37  (1) 368 347
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 29 28
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 35 34
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 6.40%, 10/20/34  (1) 2,250 2,198
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29  (1) 3,340 3,324

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 7.61%, 1/16/32  (1) 1,535 1,489
Tricon Residential Trust
Series 2022-SFR1, Class C
4.303%, 4/17/39  (1) 819 768
Wendy's Funding
Series 2022-1A, Class A2II
4.535%, 3/15/52  (1) 3,037 2,717
75,143
Student Loan 0.5%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58  (1) 805 760
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69  (1) 2,365 1,881
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69  (1) 2,005 1,660
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58  (1) 1,975 1,968
6,269
Total Asset-Backed Securities
(Cost $91,455) 87,332
BANK LOANS 4.4% (2)
FINANCIAL INSTITUTIONS 0.2%
Brokerage Assetmanagers Exchanges 0.1%
Citadel Securities, FRN
1M TSFR + 3.00%, 8.268%, 2/2/28  637 633
633
Financial Other 0.0%
Nexus Buyer, FRN
1M USD LIBOR + 6.25%, 11.503%, 11/5/29  540 475
475
Insurance 0.1%
Asurion, FRN
1M USD LIBOR + 3.00%, 8.154%, 11/3/24  1,533 1,526
1,526
Total Financial Institutions 2,634

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 4.2%
Capital Goods 0.5%
CP Iris Holdco I, FRN
1M USD LIBOR + 7.00%, 12.154%, 10/1/29  (3) 1,830 1,372
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 11.159%, 5/21/29  1,974 1,789
Summit Materials, FRN
1M TSFR + 3.00%, 8.491%, 12/14/27  3,717 3,721
6,882
Communications 0.8%
Charter Communications Operating, FRN
3M TSFR + 1.75%, 6.796%, 2/1/27  4,801 4,701
Level 3 Financing, FRN
1M TSFR + 1.75%, 7.018%, 3/1/27  2,614 2,278
Nexstar Media, FRN
1M USD LIBOR + 2.50%, 7.654%, 9/18/26  2,568 2,538
9,517
Consumer Cyclical 1.2%
Belron Luxembourg, FRN
1M TSFR + 2.75%, 7.832%, 4/18/29  2,755 2,743
KFC Holding, FRN
1M USD LIBOR + 1.75%, 6.861%, 3/15/28  4,053 3,995
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 8.654%, 2/5/27  4,076 3,981
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 12.654%, 2/4/28  455 427
Woof Holdings, FRN
3M USD LIBOR + 3.75%, 8.877%, 12/21/27  2,244 2,115
Woof Holdings, FRN
3M USD LIBOR + 7.25%, 12.421%, 12/21/28  (3) 2,445 1,932
15,193
Consumer Non-Cyclical 0.7%
Naked Juice, FRN
3M TSFR + 6.00%, 10.998%, 1/24/30  970 725
Perrigo Investments, FRN
1M TSFR + 2.25%, 7.503%, 4/20/29  1,772 1,743
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 8.654%, 2/14/25  7,002 6,617
9,085
Technology 0.8%
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 11.003%, 12/10/29  2,635 2,249
Ciena, FRN
1M TSFR + 2.50%, 7.582%, 1/18/30  638 637
CoreLogic, FRN
1M USD LIBOR + 6.50%, 11.688%, 6/4/29  1,195 919

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RealPage, FRN
1M USD LIBOR + 6.50%, 11.654%, 4/23/29  995 929
UKG, FRN
3M USD LIBOR + 3.25%, 8.271%, 5/4/26  5,299 5,083
9,817
Transportation 0.2%
Air Canada, FRN
3M USD LIBOR + 3.50%, 8.839%, 8/11/28  2,273 2,264
2,264
Total Industrial 52,758
Total Bank Loans
(Cost $58,892) 55,392
BOND MUTUAL FUNDS 2.5%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.88%  (4)(5) 3,378 31,046
Total Bond Mutual Funds
(Cost $31,114) 31,046
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming, Recovery Certificates (EUR), Cost $—  (3)(6)(7) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Consumer Cyclical 0.2%
MercadoLibre, 2.00%, 8/15/28  720 2,053
Total Industrial 2,053
Total Convertible Bonds
(Cost $1,268) 2,053
CORPORATE BONDS 16.9%
FINANCIAL INSTITUTIONS 8.5%
Banking 5.4%
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (EUR)  (8) 2,200 2,090
Banco de Bogota, 4.375%, 8/3/27  2,325 2,155
Banco de Bogota, 4.375%, 8/3/27  (1) 1,000 927

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bangkok Bank, VR, 3.733%, 9/25/34  (8) 4,120 3,497
Bank of Ireland Group, VR, 1.875%, 6/5/26 (EUR)  (8) 3,680 3,728
Barclays, VR, 1.375%, 1/24/26 (EUR)  (8)(9) 4,940 5,010
Barclays, VR, 8.875% (GBP)  (8)(10) 2,800 3,200
BNP Paribas, 3.375%, 1/23/26 (GBP)  4,377 5,091
CaixaBank, VR, 5.375%, 11/14/30 (EUR)  (8) 3,400 3,744
Goldman Sachs Group, 7.125%, 8/7/25 (GBP)  2,325 2,960
HSBC Holdings, VR, 2.633%, 11/7/25  (8) 5,285 5,021
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26  (8) 4,740 4,745
NatWest Group, VR, 4.269%, 3/22/25  (8) 2,279 2,239
NatWest Group, VR, 5.847%, 3/2/27  (8) 1,550 1,555
Shinhan Bank, 4.50%, 4/12/28  (1) 2,580 2,561
Societe Generale, 1.875%, 10/3/24 (GBP)  4,400 5,181
Standard Chartered, VR, 2.819%, 1/30/26  (1)(8) 7,205 6,799
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  3,530 3,537
Wells Fargo, 2.00%, 7/28/25 (GBP)  2,661 3,048
67,088
Finance Companies 0.5%
AerCap Ireland Capital, 3.00%, 10/29/28  5,745 4,963
GATX, 3.25%, 3/30/25  1,030 985
5,948
Financial Other 1.1%
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24 (EUR)  2,365 2,449
Country Garden Holdings, 3.875%, 10/22/30  2,850 883
Kaisa Group Holdings, 11.25%, 4/9/22  (7)(11) 5,000 338
LeasePlan, 0.25%, 2/23/26 (EUR)  3,930 3,784
LeasePlan, VR, 7.375% (EUR)  (8)(9)(10) 3,720 3,867
MAF Global Securities, VR, 6.375%  (8)(10) 2,825 2,757
14,078
Insurance 1.5%
Corebridge Financial, 3.90%, 4/5/32  3,600 3,113
Equitable Financial Life Global Funding, 5.50%, 12/2/25  (1) 2,545 2,554
Humana, 1.35%, 2/3/27  6,650 5,834
MetLife, 4.55%, 3/23/30  1,682 1,659
UnitedHealth Group, 4.50%, 4/15/33  6,175 6,061
19,221
Total Financial Institutions 106,335
INDUSTRIAL 6.6%
Basic Industry 0.9%
ABJA Investment, 5.95%, 7/31/24  2,000 1,998
Aris Mining, 6.875%, 8/9/26  (1) 4,455 3,259
OCI, 6.70%, 3/16/33  (1) 3,070 2,994
POSCO, 5.625%, 1/17/26  (1) 1,450 1,459
POSCO, 5.75%, 1/17/28  (1) 1,740 1,791
11,501

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Goods 0.1%
Amphenol, 4.75%, 3/30/26  420 418
Republic Services, 5.00%, 4/1/34  825 828
1,246
Communications 1.7%
Axian Telecom, 7.375%, 2/16/27  1,950 1,770
Axian Telecom, 7.375%, 2/16/27  (1) 1,490 1,353
Comcast, 3.30%, 2/1/27  3,210 3,070
DISH Network, 11.75%, 11/15/27  (1) 6,225 5,960
Globo Comunicacao e Participacoes, 5.50%, 1/14/32  (1) 2,175 1,737
Tele2, 0.75%, 3/23/31 (EUR)  1,765 1,478
Tower Bersama Infrastructure, 2.75%, 1/20/26  (9) 3,380 3,127
VTR Comunicaciones, 4.375%, 4/15/29  (1) 6,300 2,910
21,405
Consumer Cyclical 1.7%
General Motors Financial, 1.50%, 6/10/26  4,265 3,793
Marriott International, 4.90%, 4/15/29  600 588
Metalsa Sapi, 3.75%, 5/4/31  (1) 3,230 2,463
VF, 4.125%, 3/7/26 (EUR)  4,496 4,812
Vivo Energy Investments, 5.125%, 9/24/27  (1) 4,095 3,712
Volkswagen Financial Services, 2.125%, 6/27/24 (GBP)  4,300 5,136
20,504
Consumer Non-Cyclical 1.0%
Agrosuper, 4.60%, 1/20/32  (9) 1,430 1,236
IQVIA, 6.50%, 5/15/30  (1) 220 223
Life Time, 5.75%, 1/15/26  (1) 5,102 4,949
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29 (EUR)  1,375 1,483
Utah Acquisition Sub, 3.95%, 6/15/26  5,200 4,944
12,835
Energy 0.7%
Aker BP, 2.00%, 7/15/26  (1) 3,400 3,060
Pioneer Natural Resources, 5.10%, 3/29/26  1,305 1,306
Venture Global LNG, 8.375%, 6/1/31  (1) 3,080 3,091
Williams, 5.40%, 3/2/26  1,270 1,279
8,736
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,109
1,109
Transportation 0.4%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  4,980 4,464
4,464
Total Industrial 81,800
UTILITY 1.8%
Electric 1.4%
AES Andes, VR, 7.125%, 3/26/79  (1)(8) 3,125 2,951

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Duke Energy Ohio, 5.25%, 4/1/33  2,275 2,299
Enel Finance International, 1.375%, 7/12/26  (1) 5,735 5,068
NextEra Energy Capital Holdings, 6.051%, 3/1/25  2,340 2,366
Pacific Gas & Electric, 5.45%, 6/15/27  4,632 4,532
Talen Energy Supply, 8.625%, 6/1/30  (1) 680 694
17,910
Natural Gas 0.0%
NiSource, 5.25%, 3/30/28  655 658
658
Utility Other 0.4%
Manila Water, 4.375%, 7/30/30  4,800 4,488
4,488
Total Utility 23,056
Total Corporate Bonds
(Cost $225,191) 211,191
EXCHANGE-TRADED FUNDS 2.5%
Exchange-Traded Funds 2.5%
Invesco Senior Loan ETF  (9) 1,495 30,803
Total Exchange-Traded Funds
(Cost $30,781) 30,803
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 31.5%
Government Guarantee 0.2%
Magyar Export-Import Bank, 6.125%, 12/4/27  (1) 2,730 2,713
2,713
Owned No Guarantee 1.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  2,100 1,932
Electricite de France, 5.70%, 5/23/28  (1) 745 750
Israel Electric, 7.875%, 12/15/26  2,850 3,021
Korea National Oil, 4.875%, 4/3/28  (1) 3,360 3,376
Logicor Financing, 0.75%, 7/15/24 (EUR)  2,355 2,372
Petroleos de Venezuela, 6.00%, 5/16/24  (7)(11) 770 19
Petroleos de Venezuela, 9.00%, 11/17/21  (7)(11) 510 13
Petroleos de Venezuela, 12.75%, 2/17/22  (7)(11) 15 —
Petroleos Mexicanos, 6.50%, 3/13/27  3,560 3,086
Petroleos Mexicanos, 6.84%, 1/23/30  3,450 2,692
QatarEnergy, 3.125%, 7/12/41  (1) 8,930 6,748
24,009
Sovereign 6.4%
Kingdom of Jordan, 7.50%, 1/13/29  (1) 3,120 3,107
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,537
Republic of Albania, 3.50%, 10/9/25 (EUR)  (1) 1,490 1,526

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Albania, 3.50%, 6/16/27 (EUR)  (1) 1,635 1,612
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1) 4,345 3,894
Republic of Angola, 8.75%, 4/14/32  3,640 3,068
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  (1) 2,910 3,052
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  2,865 3,005
Republic of Ecuador, STEP, 5.50%, 7/31/30  (1) 2,990 1,458
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  10,215 8,937
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  (1) 1,580 1,726
Republic of Philippine, 4.625%, 7/17/28  (9) 350 355
Republic of Poland, 5.50%, 4/4/53  8,239 8,305
Republic of Romania, 2.00%, 1/28/32 (EUR)  1,530 1,181
Republic of Romania, 2.124%, 7/16/31 (EUR)  5,667 4,524
Republic of Romania, 3.624%, 5/26/30 (EUR)  5,390 4,989
Republic of Senegal, 5.375%, 6/8/37 (EUR)  8,250 5,512
Republic of Serbia, 1.50%, 6/26/29 (EUR)  14,845 11,954
Republic of Serbia, 1.50%, 6/26/29 (EUR)  (1) 1,350 1,087
Republic of Serbia, 2.05%, 9/23/36 (EUR)  1,655 1,047
Republic of Serbia, 6.25%, 5/26/28  (1) 1,570 1,559
Republic of Suriname, 9.25%, 10/26/26  (7)(9)(11) 6,675 5,674
Republic of Venezuela, 6.00%, 12/9/20  (7)(11) 205 13
Republic of Venezuela, 7.75%, 10/13/19  (7)(11) 400 26
79,148
Treasuries 23.0%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27 (BRL)  172,618 33,121
Brazil Notas do Tesouro Nacional, Inflation-Indexed, 6.00%, 5/15/25
(BRL)  14,817 2,905
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26 (EUR)  19,454 20,633
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30 (EUR)  8,359 9,260
Government of Japan, 1.30%, 6/20/52 (JPY)  1,539,150 11,087
Government of Japan, 1.40%, 9/20/52 (JPY)  425,900 3,142
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,041,740 7,686
Government of New Zealand, 2.75%, 5/15/51 (NZD)  7,968 3,483
Italy Buoni Poliennali Del Tesoro, 4.50%, 10/1/53 (EUR)  (1) 3,400 3,586
Kingdom of Sweden, 2.25%, 6/1/32 (SEK)  (9) 100,340 9,201
People's Republic of China, 2.60%, 9/1/32 (CNY)  90,000 12,502
People's Republic of China, 2.62%, 4/15/28 (CNY)  190,000 26,917
People's Republic of China, 2.69%, 8/15/32 (CNY)  30,000 4,198
People's Republic of China, 3.02%, 5/27/31 (CNY)  58,500 8,415
People's Republic of China, 3.13%, 11/21/29 (CNY)  30,000 4,350
People's Republic of China, 3.32%, 4/15/52 (CNY)  10,000 1,456
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,509
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,684
Republic of Austria, 0.75%, 3/20/51 (EUR)  (1) 8,810 5,340
Republic of Colombia, 7.00%, 3/26/31 (COP)  89,089,400 15,881
Republic of Colombia, 13.25%, 2/9/33 (COP)  27,060,800 6,800
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  (9) 120 86

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 878
Republic of Czech, 1.50%, 4/24/40 (CZK)  75,730 2,194
Republic of Czech, 1.95%, 7/30/37 (CZK)  62,980 2,100
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  151,290,000 10,690
Republic of Romania, 8.25%, 9/29/32 (RON)  31,415 7,279
Republic of Serbia, 4.50%, 8/20/32 (RSD)  336,530 2,712
Republic of South Africa, 8.875%, 2/28/35 (ZAR)  221,886 8,815
Republic of Sri Lanka Treasury Bills, 21.75%, 4/5/24 (LKR)  1,905,000 5,483
Republic of Sri Lanka Treasury Bills, 22.00%, 6/23/23 (LKR)  680,000 2,312
Republic of Sri Lanka Treasury Bills, 23.18%, 10/6/23 (LKR)  1,361,000 4,366
Republic of Sri Lanka Treasury Bills, 23.307%, 7/7/23 (LKR)  354,000 1,190
State of Israel, 5.50%, 1/31/42 (ILS)  2,120 676
United Kingdom Gilt, 1.50%, 7/22/26 (GBP)  27,333 31,254
United Kingdom Gilt, Inflation-Indexed, 0.125%, 3/22/26 (GBP)  7,016 8,565
United Kingdom Gilt, Inflation-Indexed, 0.125%, 8/10/28 (GBP)  3,929 4,782
286,538
Total Foreign Government Obligations & Municipalities
(Cost $401,487) 392,408
MUNICIPAL SECURITIES 2.5%
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 3,506
3,506
Florida 0.4%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  5,105 4,955
4,955
Illinois 0.3%
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  3,000 3,262
3,262
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  10,789 5,259
5,259
Virginia 0.9%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,550 11,434
11,434
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,905 2,580
2,580
Total Municipal Securities
(Cost $33,814) 30,996

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.1%
Collateralized Mortgage Obligations 3.3%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66  (1) 1,830 1,074
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.123%, 1/26/32  (1) 4,320 4,271
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29  (1) 2,220 1,936
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65  (1) 1,562 1,394
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66  (1) 1,725 983
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 7.688%, 12/25/30  914 933
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 7.488%, 1/25/31  1,282 1,300
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 7.973%, 1/25/42  (1) 2,805 2,763
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.723%, 5/25/42  (1) 1,892 1,935
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.523%, 7/25/42  (1) 847 857
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.273%, 1/25/43  (1) 1,069 1,076
Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65  (1) 1,280 1,206
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 3,319 3,200
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 90 81

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59  (1) 2,300 1,841
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66  (1) 1,095 824
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56  (1) 567 552
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.56%, 2/25/47  (1) 3,134 2,528
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 21 21
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48  (1) 6 6
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59  (1) 177 171
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55  (1) 361 320
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 6.973%, 12/25/50  (1) 1,080 1,087
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1, CMO, ARM
SOFR30A + 3.40%, 8.373%, 8/25/33  (1) 3,585 3,523
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.273%, 8/25/33  (1) 809 807
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.073%, 10/25/33  (1) 1,220 1,197
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 6.823%, 1/25/42  (1) 4,420 4,266
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65  (1) 1,560 1,491
41,643
Commercial Mortgage-Backed Securities 4.8%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 6.179%, 9/15/34  (1) 995 927

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53  (1) 1,515 792
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 8.857%, 9/15/38  (1) 3,330 2,679
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 840
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.713%, 10/15/34  (1) 1,830 1,804
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52  (1) 1,055 887
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72  (1) 6,110 3,412
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.586%, 2/10/47  1,390 1,322
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.538%, 10/10/29  (1) 4,340 4,014
Federal Home Loan Mortgage Multifamily Structured PTC
Series K134, Class A2, ARM
2.243%, 10/25/31  29,455 25,110
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 2.846%, 7.905%, 12/15/36  (1) 1,955 1,886
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M TSFR + 3.245%, 8.304%, 12/15/36  (1) 6,150 5,840
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.30%, 6.407%, 12/15/34  (1) 2,145 2,107
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32  (1) 4,315 3,538
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 7.01%, 1/15/39  (1) 4,470 4,201
59,359
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $110,598) 101,002

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PRIVATE INVESTMENT COMPANY 0.0%
Government Guarantee 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $325  (6)(7) † 367
Total Private Investment Company
(Cost $325) 367
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 14.9%
U.S. Government Agency Obligations 10.4%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  135 131
4.50%, 6/1/39 - 5/1/42  23 23
5.00%, 11/1/36 - 8/1/40  31 31
5.50%, 10/1/38  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  613 112
Federal Home Loan Mortgage, UMBS
2.50%, 6/1/51 - 7/1/51  2,219 1,915
3.50%, 1/1/48 - 5/1/52  6,069 5,590
4.50%, 5/1/50  94 92
5.00%, 12/1/41  370 370
Federal National Mortgage Assn., UMBS
2.50%, 8/1/51 - 10/1/51  6,589 5,653
3.50%, 11/1/45 - 7/1/50  4,190 3,908
4.00%, 1/1/41 - 9/1/52  7,709 7,305
4.50%, 7/1/39 - 11/1/52  27,748 26,922
5.00%, 7/1/33 - 8/1/52  3,879 3,902
5.50%, 4/1/35 - 1/1/39  90 92
6.00%, 4/1/35 - 2/1/53  9,349 9,547
6.50%, 9/1/36 - 8/1/37  19 20
UMBS, TBA  (12)
2.00%, 6/1/53  16,140 13,268
2.50%, 6/1/53  3,590 3,069
3.00%, 6/1/53  15,095 13,398
5.00%, 6/1/53  12,455 12,269
5.50%, 6/1/53  9,355 9,349
6.00%, 6/1/53  12,020 12,161
129,130
U.S. Government Obligations 4.5%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52  5,127 4,356
3.00%, 10/20/45 - 6/20/52  7,337 6,621
3.50%, 3/20/43 - 10/20/49  5,460 5,140
4.00%, 9/20/40 - 10/20/52  7,174 6,837

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 3/20/47 - 10/20/52  12,674 12,325
5.00%, 3/20/41 - 8/20/52  2,336 2,315
Government National Mortgage Assn., CMO, IO, 4.00%, 2/20/43  33 4
Government National Mortgage Assn., TBA  (12)
2.00%, 6/20/53  1,750 1,483
3.50%, 6/20/53  3,170 2,941
5.00%, 6/20/53  3,410 3,368
5.50%, 6/20/53  3,560 3,558
6.00%, 6/20/53  6,865 6,930
6.50%, 7/20/53  365 371
56,249
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $190,137) 185,379
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.3%
U.S. Treasury Obligations 11.3%
U.S. Treasury Bonds, 3.25%, 5/15/42  3,926 3,525
U.S. Treasury Bonds, 3.625%, 2/15/53  (13) 5,134 4,933
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  44,167 41,786
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  21,030 19,131
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  71,242 71,074
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $142,916) 140,449
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.11%  (4)(14) 12,171 12,171
12,171
U.S. Treasury Obligations 1.0%
U.S. Treasury Bills, 4.85%, 9/28/23  13,000 12,780
12,780
Total Short-Term Investments
(Cost $24,967) 24,951

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 3.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.11%  (4)(14) 11,723 11,723
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 11,723
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.11%  (4)(14) 29,531 29,531
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 29,531
Total Securities Lending Collateral
(Cost $41,254) 41,254
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / CAD Put, 6/13/23 @
CAD1.33  (7) 2 86,800 9
Citibank
USD / EUR Put, 6/30/23 @
EUR1.13  (7) 1 37,350 3
Total Options Purchased (Cost $644) 12
Total Investments in Securities
107.1% of Net Assets
(Cost $1,384,843) $ 1,334,635
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$259,391 and represents 20.8% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$367 and represents 0.0% of net assets.
(7) Non-income producing
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(10) Perpetual security with no stated maturity date.
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
(12) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $82,165 and represents 6.6% of net assets.
(13) At May 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lanka Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PLN Polish Zloty
PTC Pass-Through Certificate
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.5)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Sold (0.2)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 4,200 (22) (138) 116
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival, B3*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 6,215 (1,621) (2,189) 568
Total Bilateral Credit Default Swaps, Protection Sold (2,327) 684
Total Return Swaps (0.0)%
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.173% (SOFR + (0.75)%) at
Maturity, 6/20/23 4,892 (246) — (246)
Total Bilateral Total Return Swaps — (246)
Total Bilateral Swaps (2,327) 438
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.3)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (299) (307) 8
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 124,000 (1,642) (1,395) (247)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 6,505 281 423 (142)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (381)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/27 (EUR) 9,245 469 18 451

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 (EUR) 45,510 1,778 1,048 730
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 440 (3) (7) 4
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,185
Interest Rate Swaps (0.4)%
2 Year Interest Rate Swap, Receive Fixed
3.544% Annually, Pay Variable 3.198% (6M
EURIBOR) Semi-Annually, 2/27/25 (EUR) * 83,800 66 — 66
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 15,882 683 1 682
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 11,118 477 — 477
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) * 13,189 317 — 317
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) * 9,986 239 1 238
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) * 5,025 120 — 120
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 3.341% (6M
EURIBOR) Semi-Annually, 4/5/32 (EUR) * 21,450 (3,115) — (3,115)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 3.587% (6M
EURIBOR) Semi-Annually, 4/21/32 (EUR) * 26,497 (2,959) 1 (2,960)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 3.760%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 2,170 (21) — (21)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 3.760%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 930 (8) — (8)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 3.707%
(6M EURIBOR) Semi-Annually, 11/23/32
(EUR) * 15,549 (84) — (84)
Total Centrally Cleared Interest Rate Swaps (4,288)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.450% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 * 37,500 (63) — (63)
Total Centrally Cleared Zero-Coupon Inflation Swaps (63)
Total Centrally Cleared Swaps (3,547)
Net payments (receipts) of variation margin to date 3,575
Variation margin receivable (payable) on centrally cleared swaps $ 28
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(73).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/7/23 KRW 16,122,579 USD 12,512 $ (298)
Bank of America 7/7/23 USD 820 INR 67,849 1
Bank of America 7/21/23 CHF 169 USD 190 (4)
Bank of America 7/21/23 JPY 19,573 USD 147 (5)
Bank of America 8/25/23 GBP 381 USD 478 (3)
Bank of America 8/25/23 USD 35,214 GBP 28,090 218
Barclays Bank 7/14/23 HUF 1,819,771 USD 5,168 17
Barclays Bank 7/14/23 RON 28,368 USD 6,245 (145)
Barclays Bank 7/14/23 USD 9,311 ZAR 180,781 183
BNP Paribas 6/2/23 BRL 17,240 USD 3,383 14
BNP Paribas 6/2/23 USD 3,289 BRL 17,240 (108)
BNP Paribas 6/9/23 CLP 2,511,624 USD 3,124 (28)
BNP Paribas 6/9/23 COP 9,107,470 USD 2,037 5
BNP Paribas 6/9/23 USD 3,549 COP 17,055,774 (275)
BNP Paribas 6/9/23 USD 5,959 MYR 27,445 9
BNP Paribas 7/21/23 NZD 159 USD 100 (5)
BNP Paribas 8/25/23 EUR 3,216 USD 3,520 (65)
BNP Paribas 8/25/23 USD 122,732 EUR 112,136 2,276
BNP Paribas 9/8/23 MYR 27,445 USD 5,997 (16)
BNP Paribas 9/8/23 USD 1,993 COP 9,107,470 (6)
Citibank 6/2/23 BRL 63,018 USD 11,908 510
Citibank 6/2/23 USD 12,366 BRL 63,018 (51)
Citibank 6/9/23 CLP 4,985,584 USD 6,095 52
Citibank 6/9/23 CLP 2,511,624 USD 3,145 (48)
Citibank 6/9/23 COP 6,762,297 USD 1,525 (9)
Citibank 6/9/23 USD 9,861 COP 46,846,399 (640)
Citibank 6/16/23 CNH 85,232 USD 12,400 (407)
Citibank 6/23/23 USD 13,142 EUR 12,055 238
Citibank 7/14/23 CZK 203,334 USD 9,207 (63)
Citibank 7/14/23 MXN 540,456 USD 29,725 548
Citibank 7/20/23 ILS 19,970 USD 5,521 (157)
Citibank 7/20/23 USD 6,153 ILS 22,475 115
Citibank 7/21/23 AUD 19,813 USD 13,327 (415)
Citibank 7/21/23 USD 2,844 NOK 29,585 173
Citibank 8/18/23 USD 14,716 PLN 61,500 256
Citibank 8/18/23 USD 2,110 RSD 224,677 63
Citibank 9/8/23 USD 1,493 COP 6,762,297 9
Deutsche Bank 6/9/23 USD 3,025 MYR 13,916 8
Deutsche Bank 6/9/23 USD 5,823 THB 201,021 41
Deutsche Bank 7/21/23 AUD 198 USD 134 (5)
Deutsche Bank 9/8/23 MYR 13,916 USD 3,045 (12)
Goldman Sachs 6/2/23 BRL 16,008 USD 3,141 13

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 6/2/23 USD 3,013 BRL 16,008 $ (142)
Goldman Sachs 6/9/23 USD 2,873 COP 13,686,310 (195)
Goldman Sachs 6/9/23 USD 5,820 THB 201,021 38
Goldman Sachs 7/7/23 IDR 92,071,449 USD 6,123 14
Goldman Sachs 7/14/23 CZK 221,096 USD 10,253 (310)
HSBC Bank 6/2/23 BRL 145,172 USD 28,488 118
HSBC Bank 6/2/23 USD 27,464 BRL 145,172 (1,141)
HSBC Bank 6/9/23 THB 415,231 USD 12,257 (314)
HSBC Bank 6/9/23 USD 3,024 MYR 13,915 7
HSBC Bank 6/16/23 USD 47,996 CNH 327,799 1,872
HSBC Bank 7/14/23 USD 3,820 MXN 70,353 (120)
HSBC Bank 7/21/23 JPY 9,530 USD 71 (2)
HSBC Bank 7/21/23 NZD 160 USD 97 (1)
HSBC Bank 7/21/23 USD 127 JPY 16,941 5
HSBC Bank 8/25/23 GBP 52 USD 65 —
HSBC Bank 9/8/23 MYR 13,915 USD 3,044 (11)
JPMorgan Chase 6/9/23 USD 68 COP 318,873 (3)
JPMorgan Chase 6/16/23 CNH 1,739 USD 249 (4)
JPMorgan Chase 6/16/23 USD 27,327 CNH 193,000 170
JPMorgan Chase 6/23/23 USD 2,826 EUR 2,590 54
JPMorgan Chase 7/14/23 CZK 29,093 USD 1,303 5
JPMorgan Chase 7/14/23 USD 1,179 HUF 407,214 18
JPMorgan Chase 7/14/23 USD 796 MXN 14,581 (20)
JPMorgan Chase 7/14/23 ZAR 21,035 USD 1,057 5
JPMorgan Chase 7/21/23 NOK 2,149 USD 202 (8)
JPMorgan Chase 7/21/23 USD 1,170 JPY 162,230 (3)
JPMorgan Chase 8/25/23 SEK 608 USD 59 (2)
JPMorgan Chase 9/5/23 USD 1,052 BRL 5,469 (7)
Morgan Stanley 6/2/23 BRL 61,551 USD 12,372 (244)
Morgan Stanley 6/2/23 USD 12,079 BRL 61,551 (50)
Morgan Stanley 6/9/23 COP 26,019,605 USD 5,686 147
Morgan Stanley 6/9/23 COP 12,143,294 USD 2,725 (3)
Morgan Stanley 7/14/23 USD 8,972 MXN 164,946 (267)
Morgan Stanley 7/21/23 JPY 10,264 USD 74 1
Morgan Stanley 9/5/23 USD 12,160 BRL 61,551 240
Morgan Stanley 9/8/23 USD 2,668 COP 12,143,294 2
RBC Dominion Securities 6/23/23 USD 3,669 EUR 3,338 97
RBC Dominion Securities 7/14/23 USD 3,289 MXN 60,303 (89)
RBC Dominion Securities 7/21/23 CAD 417 USD 312 (4)
RBC Dominion Securities 7/21/23 CHF 27 USD 31 (1)
RBC Dominion Securities 7/21/23 NZD 1,546 USD 956 (26)
RBC Dominion Securities 7/21/23 USD 2,728 CAD 3,651 36

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion Securities 7/21/23 USD 197 CHF 173 $ 5
RBC Dominion Securities 8/25/23 GBP 79 USD 98 1
Standard Chartered 6/9/23 MYR 55,276 USD 12,442 (459)
Standard Chartered 6/9/23 USD 389 THB 13,189 10
Standard Chartered 6/16/23 USD 13,192 CNH 92,776 138
Standard Chartered 7/7/23 USD 10,777 IDR 161,467,127 16
State Street 6/2/23 BRL 7,700 USD 1,511 6
State Street 6/2/23 BRL 61,551 USD 12,380 (251)
State Street 6/2/23 USD 1,530 BRL 7,700 12
State Street 6/2/23 USD 12,079 BRL 61,551 (50)
State Street 6/16/23 SGD 16,645 USD 12,448 (132)
State Street 6/23/23 USD 392 EUR 356 11
State Street 6/23/23 USD 2,347 EUR 2,199 (7)
State Street 7/14/23 HUF 3,480,393 USD 9,809 108
State Street 7/14/23 USD 7,676 RON 35,476 48
State Street 7/14/23 ZAR 111,647 USD 6,226 (588)
State Street 7/21/23 AUD 88 USD 59 (1)
State Street 7/21/23 JPY 346,276 USD 2,644 (138)
State Street 7/21/23 NOK 2,437 USD 228 (8)
State Street 7/21/23 NZD 278 USD 172 (5)
State Street 7/21/23 USD 3,557 CHF 3,158 70
State Street 7/21/23 USD 34,858 JPY 4,612,950 1,485
State Street 7/21/23 USD 54 NZD 87 2
State Street 8/25/23 GBP 65 USD 81 —
State Street 8/25/23 GBP 381 USD 478 (4)
State Street 8/25/23 USD 35,274 GBP 28,090 278
State Street 8/25/23 USD 6,188 SEK 63,732 288
State Street 9/5/23 USD 12,168 BRL 61,551 248
UBS Investment Bank 6/9/23 COP 24,654,754 USD 5,214 313
UBS Investment Bank 6/9/23 COP 6,830,603 USD 1,540 (9)
UBS Investment Bank 6/9/23 PHP 345,588 USD 6,332 (185)
UBS Investment Bank 6/9/23 USD 2,710 COP 12,813,728 (162)
UBS Investment Bank 6/9/23 USD 6,290 PHP 345,588 143
UBS Investment Bank 6/23/23 USD 7,035 EUR 6,447 134
UBS Investment Bank 7/14/23 HUF 1,606,995 USD 4,652 (73)
UBS Investment Bank 7/14/23 ZAR 115,629 USD 6,272 (434)
UBS Investment Bank 7/21/23 USD 3,493 NZD 5,756 27
UBS Investment Bank 8/25/23 SEK 2,281 USD 223 (11)
UBS Investment Bank 8/25/23 USD 3,777 SEK 38,236 237
UBS Investment Bank 9/8/23 USD 1,507 COP 6,830,603 7

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo Bank 6/9/23 USD 1,823 COP 8,526,448 $ (89)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,827

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 332 Commonwealth of Australia ten year bond
contracts 6/23 25,895 $ (274)
Short, 564 Commonwealth of Australia three year
bond contracts 6/23 (39,417) 19
Short, 73 Euro BOBL contracts 6/23 (9,218) (222)
Long, 393 Euro BTP contracts 6/23 48,712 1,321
Long, 62 Euro BUXL thirty year bond contracts 6/23 9,192 19
Short, 979 Euro SCHATZ contracts 6/23 (110,526) (770)
Short, 307 Euro-Bund ten year contracts 6/23 (44,645) (144)
Short, 73 Government of Japan ten year bond
contracts 6/23 (77,860) (1,623)
Long, 158 Republic of South Korea ten year bond
contracts 6/23 13,377 (115)
Long, 129 Government of Canada ten year bond
contracts 9/23 11,752 5
Short, 89 U.K. Gilt ten year contracts 9/23 (10,716) (177)
Short, 73 U.S. Treasury Long Bond contracts 9/23 (9,369) (108)
Short, 1,580 U.S. Treasury Notes five year contracts 9/23 (172,343) 72
Short, 804 U.S. Treasury Notes ten year contracts 9/23 (92,033) (227)
Short, 1,399 U.S. Treasury Notes two year contracts 9/23 (287,954) 599
Long, 590 Ultra U.S. Treasury Bonds contracts 9/23 80,756 1,332
Long, 107 Ultra U.S. Treasury Notes ten year
contracts 9/23 12,889 63
Short, 621 Three month SOFR contracts 12/23 (147,728) 762
Net payments (receipts) of variation margin to date (1,247)
Variation margin receivable (payable) on open futures contracts $ (715)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.88%  $ — $ (68) $ 74
T. Rowe Price Government Reserve Fund, 5.11% — — 1,234 ++
Affiliates not held at period end (268) — 308
Totals $ (268) # $ (68) $ 1,616 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.88%  $ — $ 31,114 $ — $ 31,046
T. Rowe Price Institutional
Floating Rate Fund - Z Class  — 31,135 31,135 —
T. Rowe Price Government
Reserve Fund, 5.11% 132,524 ¤ ¤ 53,425
Total $ 84,471 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,616 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $84,539.

T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,384,843) $ 1,334,635
Receivable for investment securities sold 26,293
Unrealized gain on forward currency exchange contracts 11,165
Interest receivable 11,124
Cash deposits on centrally cleared swaps 9,062
Cash deposits on futures contracts 7,360
Foreign currency (cost $5,792) 5,627
Cash 1,587
Receivable for shares sold 1,367
Restricted cash pledged for TBAs 1,140
Restricted cash pledged for bilateral derivatives 939
Unrealized gain on bilateral swaps 684
Variation margin receivable on centrally cleared swaps 28
Other assets 202
Total assets 1,411,213
Liabilities
Payable for investment securities purchased 109,009
Obligation to return securities lending collateral 41,254
Unrealized loss on forward currency exchange contracts 8,338
Bilateral swap premiums received 2,327
Payable for shares redeemed 2,261
Variation margin payable on futures contracts 715
Investment management fees payable 498
Unrealized loss on bilateral swaps 246
Due to affiliates 31
Payable to directors 1
Other liabilities 769
Total liabilities 165,449
NET ASSETS $ 1,245,764

T. ROWE PRICE Global Multi-Sector Bond Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (318,495)
Paid-in capital applicable to 130,789,655 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,564,259
NET ASSETS $ 1,245,764
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $664,681; Shares outstanding: 69,788,924) $ 9.52
Advisor Class
(Net assets: $14,667; Shares outstanding: 1,538,375) $ 9.53
I Class
(Net assets: $566,416; Shares outstanding: 59,462,356) $ 9.53

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $41) $ 54,201
Dividend 2,058
Securities lending 398
Total income 56,657
Expenses
Investment management 6,476
Shareholder servicing
Investor Class $ 1,319
Advisor Class 88
I Class 185 1,592
Rule 12b-1 fees
Advisor Class 37
Prospectus and shareholder reports
Investor Class 122
Advisor Class 1
I Class 20 143
Custody and accounting 336
Registration 112
Legal and audit 50
Proxy and annual meeting 16
Directors 4
Miscellaneous 47
Waived / paid by Price Associates (850)
Total expenses 7,963
Net investment income 48,694

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (156,358)
Futures (35,998)
Swaps (21,248)
Options written 199
Forward currency exchange contracts 14,577
Foreign currency transactions (1,101)
Net realized loss (199,929)
Change in net unrealized gain / loss
Securities 58,661
Futures 4,696
Swaps 3,898
Options written 46
Forward currency exchange contracts 3,310
Other assets and liabilities denominated in foreign currencies 738
Change in net unrealized gain / loss 71,349
Net realized and unrealized gain / loss (128,580)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (79,886)

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 48,694 $ 51,282
Net realized loss (199,929) (29,822)
Change in net unrealized gain / loss 71,349 (172,709)
Decrease in net assets from operations (79,886) (151,249)
Distributions to shareholders
Net earnings
Investor Class (33,404) (52,370)
Advisor Class (629) (656)
I Class (26,186) (16,987)
Decrease in net assets from distributions (60,219) (70,013)
Capital share transactions
*
Shares sold
Investor Class 206,743 519,235
Advisor Class 7,607 4,749
I Class 169,919 538,078
Distributions reinvested
Investor Class 32,471 50,148
Advisor Class 628 656
I Class 24,812 16,135
Shares redeemed
Investor Class (457,913) (786,542)
Advisor Class (6,966) (8,575)
I Class (205,007) (136,647)
Increase (decrease) in net assets from capital share
transactions (227,706) 197,237

T. ROWE PRICE Global Multi-Sector Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Decrease during period (367,811) (24,025)
Beginning of period 1,613,575 1,637,600
End of period $ 1,245,764 $ 1,613,575
*Share information (000s)
Shares sold
Investor Class 21,178 45,123
Advisor Class 788 411
I Class 17,449 47,678
Distributions reinvested
Investor Class 3,361 4,374
Advisor Class 65 57
I Class 2,570 1,430
Shares redeemed
Investor Class (47,123) (69,741)
Advisor Class (726) (748)
I Class (21,110) (12,253)
Increase (decrease) in shares outstanding (23,548) 16,331

T. ROWE PRICE Global Multi-Sector Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global Multi-Sector Bond Fund
(Investor Class), the Global Multi-Sector Bond Fund–Advisor Class (Advisor Class)
and the Global Multi-Sector Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Global Multi-Sector Bond Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global Multi-Sector Bond Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Global Multi-Sector Bond Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE Global Multi-Sector Bond Fund

valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.

T. ROWE PRICE Global Multi-Sector Bond Fund

The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,150,810 $ — $ 1,150,810
Bank Loans — 52,088 3,304 55,392
Bond Mutual Funds 31,046 — — 31,046
Common Stocks — — — —
Exchange-Traded Funds 30,803 — — 30,803
Private Investment Company
2
— — — 367
Short-Term Investments 12,171 12,780 — 24,951
Securities Lending Collateral 41,254 — — 41,254
Options Purchased — 12 — 12
Total Securities 115,274 1,215,690 3,304 1,334,635
Swaps* — 3,093 — 3,093
Forward Currency Exchange
Contracts — 11,165 — 11,165
Futures Contracts* 4,192 — — 4,192
Total $ 119,466 $ 1,229,948 $ 3,304 $ 1,353,085
Liabilities
Swaps* $ — $ 8,529 $ — $ 8,529
Forward Currency Exchange
Contracts — 8,338 — 8,338
Futures Contracts* 3,660 — — 3,660
Total $ 3,660 $ 16,867 $ — $ 20,527
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
$ 6,092
Foreign exchange derivatives
Forwards
,
Securities^
11,177
Credit derivatives
Centrally Cleared Swaps
1,193
^
,*
Total $ 18,462
^
,*
Liabilities
Inflation derivatives
Centrally Cleared Swaps
$ 63
Interest rate derivatives
Centrally Cleared Swaps, Futures
9,848
Foreign exchange derivatives
Forwards
8,338
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 2,278
Total $ 20,527
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (246) $ (246)
Interest rate
derivatives (1,065) 526 (35,998) — (8,517) (45,054)
Foreign
exchange
derivatives (1,311) (327) — 14,577 — 12,939
Credit
derivatives (98) — — — (12,485) (12,583)
Total $ (2,474) $ 199 $ (35,998) $ 14,577 $ (21,248) $ (44,944)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 729 $ 729
Interest rate
derivatives — — 4,696 — (1,225) 3,471
Foreign
exchange
derivatives (316) 46 — 3,310 — 3,040
Credit
derivatives — — — — 4,394 4,394
Total $ (316) $ 46 $ 4,696 $ 3,310 $ 3,898 $ 11,634
^ Options purchased are reported as securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Global Multi-Sector Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of May 31, 2023, cash of $16,422,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 219 $ (332) $ (113) $ — $ —
Barclays Bank 200 (145) 55 — 55
BNP Paribas 2,304 (503) 1,801 (1,436) 365
Citibank 1,976 (1,790) 186 (620) —
Deutsche Bank 49 (17) 32 — 32
Goldman Sachs 65 (647) (582) 399 —
HSBC Bank 2,002 (1,589) 413 16 429
JPMorgan Chase 252 (293) (41) 280 239
Morgan Stanley 390 (2,185) (1,795) 1,870 75
RBC Dominion
Securities 139 (120) 19 (131) —
Standard Chartered 164 (459) (295) 260 —
State Street 2,556 (1,184) 1,372 (1,851) —
UBS Investment
Bank 861 (874) (13) — —
Wells Fargo Bank — (89) (89) — —
Total $ 11,177 $ (10,227)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Global Multi-Sector Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 39% and 55%
of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible

T. ROWE PRICE Global Multi-Sector Bond Fund

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 56% and 75% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 14% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount

T. ROWE PRICE Global Multi-Sector Bond Fund

and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $69,383,000
(5.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 21% and 43% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the

T. ROWE PRICE Global Multi-Sector Bond Fund

underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the

T. ROWE PRICE Global Multi-Sector Bond Fund

aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2023, cash of $1,140,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $544,000 cash as of May 31, 2023.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Global Multi-Sector Bond Fund

LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $39,765,000;
the value of cash collateral and related investments was $41,254,000.
Other Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $1,003,545,000 and $1,233,005,000, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. government securities aggregated $2,253,645,000 and $2,183,037,000, respectively, for the year ended
May 31, 2023.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 60,219 $ 61,510
Long-term capital gain — 8,503
Total distributions $ 60,219 $ 70,013
($000s)
Cost of investments $ 1,381,719
Unrealized appreciation $ 21,023
Unrealized depreciation (79,151)
Net unrealized appreciation (depreciation) $ (58,128)

T. ROWE PRICE Global Multi-Sector Bond Fund

At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Overdistributed ordinary income $ (5,828)
Net unrealized appreciation (depreciation) (58,128)
Loss carryforwards and deferrals (254,539)
Total distributable earnings (loss) $ (318,495)

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.19% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Global Multi-Sector Bond Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,156,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2023, expenses incurred pursuant to these service agreements were $111,000 for Price Associates; $649,000 for T. Rowe Price Services, Inc.; and $12,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.65% 0.93% 0.01%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(409) $(64) $(373)

T. ROWE PRICE Global Multi-Sector Bond Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended May 31, 2023, are as follows:
Total management fee waived was allocated ratably in the amounts of $2,000, less than
$1,000 and $2,000 for the Investor Class, Advisor Class and I Class, respectively, for the year ended May 31, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than
5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 4
Total Management Fee Waived $ 4

T. ROWE PRICE Global Multi-Sector Bond Fund

borrowing fund’s total assets require collateralization at 102% of the value of the loan;
loans of less than 10% are unsecured. During the year ended May 31, 2023, the fund earned $6,000 in interest income related to loans made to other funds on four days in the average amount of $13,700,000 and at an average annual rate of 3.91%. At May 31,
2023, there were no loans outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Multi-Sector Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global Multi-Sector
Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the
"Fund") as of May 31, 2023, the related statement of operations for the year ended
May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Multi-Sector Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $9,549,000 from short-term capital gains.
For shareholders subject to interest expense deduction limitation under Section
163(j), $46,169,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Global Multi-Sector Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Multi-Sector Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Global Multi-Sector Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund is subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), second quintile (Advisor Class Expense
Group), and fourth quintile (Expense Universe); and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile
(Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Global Multi-Sector Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Multi-Sector Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Global Multi-Sector Bond
Fund Principal Occupation(s)
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Michael F. Connelly, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ramon Roberto de Castro (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Multi-Sector Bond Fund

Name (Year of Birth)
Position Held With Global Multi-Sector Bond
Fund Principal Occupation(s)
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Steven M. Kohlenstein, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Samy B. Muaddi, CFA (1984)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kenneth Antony Orchard (1975)
President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Saurabh Sud, CFA (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Multi-Sector Bond Fund

Name (Year of Birth)
Position Held With Global Multi-Sector Bond
Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307 - 2916645 F175-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$39,176	$36,019
Audit-Related Fees	-	-
Tax Fees	-	1,251
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023